JOINT VENTURE AND OPTIONS TRANSACTION (Details) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2020	Dec. 23, 2019	Jun. 24, 2019	Feb. 04, 2019	Jan. 29, 2019	Oct. 31, 2018	Jun. 27, 2018	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Payments to Acquire Businesses, Gross							$ 2,050,000
Business Combination, Consideration Transferred, Liabilities Incurred							$ 3,810,820
Financing Receivable, after Allowance for Credit Loss, Current						$ 5,000,000
Note Receivable, Interest Rate, Stated Percentage						6.00%
Interest Costs Capitalized										$ 212,601	$ 1,144,762	$ 1,553,082	$ 491,230
Proceeds from Collection of Notes Receivable										1,544,291	325,000	1,682,278	0
Financing Receivable, after Allowance for Credit Loss								$ 0		0
Debt Instrument, Face Amount												4,000,000
Payments to Acquire Notes Receivable											175,000	175,000	5,150,000
Asset Impairment Charges								2,498,706	$ 0	2,498,706		0	0
Interest Receivable, Current								0		0		3,322	0
Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Interest Income, Related Party								0	1,638	0	12,536	14,673	4,011
Proceeds from Collection of Notes Receivable		$ 342,567
Financing Receivable, after Allowance for Credit Loss			$ 325,000
Debt Instrument, Face Amount					$ 500,000
Line of Credit Facility, Description					Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Payments to Acquire Notes Receivable			$ 175,000	$ 150,000
Principal [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Asset Impairment Charges										2,497,884
Principal [Member] | Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		325,000
Accrued Interest [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Asset Impairment Charges										822
Accrued Interest [Member] | Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		$ 17,567
In Good Health [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Business Combination, Consideration Transferred						$ 47,500,000
Payments to Acquire Businesses, Gross						35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred						7,500,000
Interest Income, Related Party								39,346	$ 74,795	149,972	$ 225,205	296,250	$ 174,247
Interest Costs Capitalized	$ 399,453
Proceeds from Collection of Notes Receivable								196,765		1,696,765		1,425,000
Financing Receivable, after Allowance for Credit Loss								0		0		4,042,175
Interest Receivable												3,322
Option Agreement, Brake-Up Fee						$ 2,500,000
Interest Rate, Default						15.00%
Interest Receivable, Current								0		0
In Good Health [Member] | Principal [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable								158,340		1,544,291		1,357,278
Asset Impairment Charges										2,497,884
In Good Health [Member] | Accrued Interest [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable								$ 38,424		152,473		$ 67,722
Asset Impairment Charges										$ 822
Option Agreement [Member] | In Good Health [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Business Combination, Consideration Transferred						$ 47,500,000
Payments to Acquire Businesses, Gross						35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred						7,500,000
Business Combination, Consideration Transferred, Other						$ 2,500,000
Debt Instrument, Term						5 years
Option Agreement [Member] | Restricted Stock [Member] | In Good Health [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Equity Issued in Business Combination, Fair Value Disclosure						$ 5,000,000